Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	$ (5,858)	$ (6,449)
Adjustments to reconcile profit (loss) [abstract]
Depreciation	24	2
Interest expense	1,636	722
Interest income	(67)	(37)
Other income	(146)	0
Gain on sale of marketable securities	0	(126)
Share-based compensation	927	1,268
Write-off of royalty option	0	125
Net foreign exchange loss	706	326
Net changes in non-cash working capital items:
Inventories	(10,384)	(62,610)
Prepaids and other receivables	1,620	(1,963)
Accounts payable and accrued liabilities	80	(60)
Cash used in operating activities	(11,462)	(68,802)
Cash flows from (used in) investing activities [abstract]
Investment in royalties and royalty options	(2,170)	(13,753)
Interest received	68	37
Net proceeds from sale of short-term investments	16,551	4,296
Restricted cash deposit	587	0
Investment in short-term investments	(2,850)	(9,670)
Cash generated from (used in) investing activities	12,186	(19,090)
Cash flows from (used in) financing activities [abstract]
Proceeds from public offering, net of underwriters' fees and issuance costs	0	23,384
Proceeds from At-the-Market offering, net of agents' fees and issuance costs	14,224	34,350
Proceeds from common shares issued upon exercise of options and warrants	513	15,500
Net proceeds from margin loan payable	(4,168)	12,415
Payments of lease liability	(25)	(3)
Interest and fees paid	(1,348)	(582)
Cash generated from financing activities	9,196	85,064
Effect of exchange rate changes on cash	1	(1)
Net increase (decrease) in cash and cash equivalents	9,921	(2,829)
Cash and cash equivalents - Beginning of year	4,385	7,214
Cash and cash equivalents - End of year	$ 14,306	$ 4,385